JPMorgan Trust II

270 Park Avenue

New York, NY 10017

June 30, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II

File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

We hereby submit for filing via EDGAR, on behalf of the JPMorgan Trust I, the Registration Statement on Form N-14 (“Registration Statement”) with respect to the reorganization of the JPMorgan Dynamic Growth Fund with and into the JPMorgan Large Cap Grwoth Fund.

If you have any questions or comments, please call the undersigned at (614) 213-4020.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary